Share-based payment arrangements	12 Months Ended
Dec. 31, 2022
Share-based payment arrangements
Share-based payment arrangements

Note 14 – Share-based payment arrangements

Stock option programs

The 2011 and 2015 Equity Incentive Plans provided for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock units, stock appreciation rights and other share-based awards. In connection with the Business Combination, all unexercised stock options of Curaleaf, Inc. issued and outstanding under the 2011 and 2015 Equity Incentive Plans were converted to the option to receive an equivalent substitute option under the LTIP. The LTIP provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units, performance awards, dividend equivalents, and other share-based awards. The number of SVS reserved for issuance under the LTIP is calculated as 10% of the aggregate number of SVS and MVS outstanding on an “as-converted” basis.

Stock option valuation

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes valuation model, where appropriate. In instances where stock options have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate the various outcomes that affect the value of the option.

The weighted average inputs used in the measurement of the grant date fair values of the equity-settled share-based payment plans were as follows:

	December 31,
	2022		2021
Fair value at grant date	$3.79		$9.38
Share price at grant date	$6.67		$14.63
Exercise price	$6.42		$13.49
Expected volatility	70.4%		76.5%
Expected life	5.4	years	9.5	years
Expected dividends	—%		—%
Risk-free interest rate (based on government bonds)	1.23%		0.15%

Total intrinsic value of options exercised (in 000s)	$7,628		$70,876
Total fair value of shares vested (in 000s)	$24,977		$13,504
Aggregate intrinsic value of shares outstanding at the end of the period (in 000s)	$28,529		$83,198
Weighted-average remaining contractual term - shares exercisable	4.6	years	5.7	years
Weighted-average remaining contractual term - shares outstanding and vested	5.2	years	5.9	years

The expected volatility is estimated based on the historical volatility. Management believes this is the best estimate of the expected volatility over the expected life of its stock options. The expected life in years represents the period of time that options granted are expected to be outstanding. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The Company recorded share-based compensation in the amount of $28.0 million and $39.5 million for the years ended December 31, 2022 and 2021, respectively. At December 31, 2022, we had $69.1 million of unrecognized stock-based compensation expense relating to stock options that will be amortized over a weighted-average period of approximately 1.35 years.

Reconciliation of outstanding share options

Management determined that prior period financial statements needed to be adjusted to correct an error related to disclosures around the number of share options and RSUs forfeited, expired, and outstanding as of December 31, 2021.

The number and weighted-average exercise prices of share options under the LTIP were as follows:

		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
	2022	2022	2021	2021
Outstanding at January 1	23,578,470	$6.76	25,908,778	$4.14
Forfeited during the year	(1,834,219)	12.89	(1,314,134)	8.61
Expired during the year	(821,945)	3.28	(123,666)	7.52
Exercised during the year	(1,269,953)	0.41	(5,849,945)	1.37
Granted during the year	4,713,315	6.67	4,957,437	14.63
Outstanding at December 31	24,365,668	$6.73	23,578,470	$6.76
Options exercisable at December 31	15,761,157	$5.67	15,876,940	$4.48

Reconciliation of RSUs

The number of RSUs awarded under the LTIP were as follows:

	Number of RSUs
	2022	2021
Outstanding at January 1	2,876,413	2,452,338
Forfeited during the year	(899,951)	(474,662)
Released during the year	(1,511,438)	(1,224,466)
Granted during the year	3,827,631	2,123,203
Outstanding at December 31	4,292,655	2,876,413
RSUs vested at December 31	—	—